Pearson - Additional Information (Detail) (Pearson Plc, USD $) In Thousands, unless otherwise specified	12 Months Ended
May 03, 2014
Pearson Plc
Schedule Of Activities And Transactions Associated With Related Cost [Line Items]
Cash investment in Nook Media	$ 89,500
Percentage of membership interest	5.00%
Percentage of common membership interest owned by Pearson plc	78.20%
Preferred membership Interest	16.80%
Warrants purchase	5.00%
Fair value of warrants	$ 1,700